Other Long-term Liabilities	12 Months Ended
Dec. 31, 2025
Other Long-term Liabilities [Abstract]
Other Long-term Liabilities

Note 13 - Other Long-term Liabilities

	December 31	December 31
	2025	2024
	€ in thousands
Other liabilities (1)	6,047	873
Liabilities for employee’s benefits	132	66

	6,179	939

(1)	As of December 31, 2025, represents investment tax credits received in respect of solar plants in USA.

As of December 31, 2024, represents the portion of the consideration on account of the acquisition of rights in the Manara PSP. See Note 6B.